Stock-Based Incentive Compensation Plans	12 Months Ended
Dec. 31, 2022
Stock-Based Incentive Compensation Plans [Abstract]
Stock-Based Incentive Compensation Plans

17. Stock-Based Incentive Compensation Plans

Our employees and agents are included in LNC’s various stock-based incentive compensation plans that provide for the issuance of stock options, performance shares and restricted stock units (“RSUs”), among other types of awards. LNC issues new shares to satisfy option exercises and vested performance shares and RSUs.

Total compensation expense (in millions) by award type for stock-based incentive compensation plans was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Stock options	$6	$8	$9
Performance shares	9	17	5
RSUs	33	33	34
Total	$48	$58	$48

Recognized tax benefit	$11	$12	$10